Note 12 - Equity Incentive Schemes - Schedule of Activity for Options Exercised (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares exercised and issued (in shares)	2,364,666	0
Weighted average exercise price (in AUD per Share)	$ 0.2	$ 0
Proceeds received	$ 472,933	$ 0